Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Schedule of Cost-method Investments [Line Items]
Recorded basis of common and preferred stock and other investments that are restricted for more than one year or are not publicly traded	$ 395	$ 313